SCHEDULE OF SECURITY PLEDGED (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Inventories	¥ 13,612,387	¥ 13,518,460
Property, plant and equipment, net	357,527	426,865
Secured Loans [Member]
Short-Term Debt [Line Items]
Term deposits	5,000	15,001
Inventories	13,137,928	13,226,634
Property, plant and equipment, net	84,386	78,532
Total	¥ 13,227,314	¥ 13,320,167